Employee Benefits - Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	$ 168,658	$ 93,903
Interest income	8,129	4,252
Plan administration expenses	1,667	1,794
Settlement	57	82
Effect of movements in exchange rates	346	(2,314)
Fair value of plan assets, end of year	173,141	168,658
TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Interest income	787	730
Plan administration expenses	44	59
Settlement	28	0
Effect of movements in exchange rates	337	(1,853)
TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Interest income	7,342	3,522
Plan administration expenses	1,623	1,735
Settlement	29	82
Effect of movements in exchange rates	9	(461)
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	168,658	93,903
Interest income	8,374	4,094
Employer contributions	37	103,556
Benefits paid	(13,971)	(2,268)
Fair value remeasurement	11,651	(27,473)
Plan administration expenses	(1,667)	(1,794)
Effect of movements in exchange rates	59	(1,360)
Fair value of plan assets, end of year	173,141	168,658
Plan Assets | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	10,214	13,437
Interest income	250	348
Employer contributions	37	457
Benefits paid	(10,139)	(985)
Fair value remeasurement	(165)	(2,066)
Plan administration expenses	(44)	(59)
Effect of movements in exchange rates	47	(918)
Fair value of plan assets, end of year	200	10,214
Plan Assets | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	158,444	80,466
Interest income	8,124	3,746
Employer contributions	0	103,099
Benefits paid	(3,832)	(1,283)
Fair value remeasurement	11,816	(25,407)
Plan administration expenses	(1,623)	(1,735)
Effect of movements in exchange rates	12	(442)
Fair value of plan assets, end of year	$ 172,941	$ 158,444